Finance Leases	6 Months Ended
Jun. 30, 2024
Finance Leases [Abtstract]
FINANCE LEASES

NOTE 14 – FINANCE LEASES

The Company’s leases are mainly related to graphite anode material manufacturing equipment leases from financial lease companies. Finance lease contracts offer the Company an option to purchase assets at a nominal amount by the end of the lease term and it is reasonably certain the Company will exercise that option. The Company amortizes the finance lease right-of-use asset to the end of the useful life of the underlying asset.

As of June 30, 2024, the Company’s finance leases had a weighted average remaining lease term of 1.38 years and a weighted average discount rate of 7.62%.

The components of lease expense for the six months ended June 30, 2024 and 2023 were as follows:

	Statement of Income	For the six months ended June 30,
	Location	2024	2023

Lease costs
Finance lease expense	Cost of goods sold	$310,270	$22,977

Maturity of lease liabilities under the finance leases as of June 30, 2024 were as follows:

Years ending December 31,
2024	$1,400,419
2025	1,712,444
2026	649,077
Total lease payments	3,761,940
Less: interest	(235,395)
Present value of finance lease liabilities	$3,526,545
Finance lease liabilities, current	$2,583,970
Finance lease liabilities, non-current	$942,575